Assets Measured at Fair Value on Nonrecurring Basis (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring USD ($)	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill			564,841	598,358
Intangible assets-Acquired customer relationships				10,910
Loss on impairment of goodwill	5,380	33,517			5,380	33,517
Loss on impairment of intangible assets		10,910			1,751	10,910
Asset Impairment Charges, Total					$ 7,131	44,427